Note 28 - Subsequent Event	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Subsequent Events [Text Block]
28.	SUBSEQUENT EVENT

In April, 2016, the Group signed a sale & purchase agreement with a third party, to transfer the 100% ordinary shares of iSTAR Wealth Management. The completion of this transaction was still subject to conditions, including but not limited to obtaining the approvals and consents of CSRC and Securities and Futures Commission of Hong Kong. The consideration of this transaction is approximately $2.9 million (HK$22.5 million, equivalently).